OPERATING LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating Leases
Operating lease expense	$ 48,045	$ 62,861	$ 10,656